TRADE AND OTHER RECEIVABLES - Movements in the allowance for doubtful debts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful debts
Balance at beginning of year	$ 140,929
Balance at end of the year	137,834	$ 140,929
Trade and other receivables
Allowance for doubtful debts
Balance at end of the year	13,760
Trade and other receivables | Impairment
Allowance for doubtful debts
Balance at beginning of year	1,403	1,329
Effect of IFRS 9 as at January 1, 2018	1,044
Adjustment from the adoption of IFRS 9	2,447
Provisions recognized on receivables	811
Exchange difference	(76)	74
Balance at end of the year	$ 3,182	$ 1,403